Expense Example - Science and Technology Fund	Fund Shares 1 Year	Fund Shares 3 Years	Fund Shares 5 Years	Fund Shares 10 Years	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years
USD ($)	106	331	574	1,271	703	972	1,262	2,084